Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Net income	$ 1,096	$ 1,286
Add:
Amortization of acquired intangible assets	112	88
Interest expense, net	211	156
Other expense, net	464	388
Income taxes	446	320
Adjusted EBIT	$ 2,329	$ 2,238